Shareholder Report	6 Months Ended
Mar. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	SPDR INDEX SHARES FUNDS
Entity Central Index Key	0001168164
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000062489
Shareholder Report [Line Items]
Fund Name	State Street<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> SPDR<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Dow Jones<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Global Real Estate ETF
Trading Symbol	RWO
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street® SPDR® Dow Jones® Global Real Estate ETF (the "Fund") for the period of October 1, 2025 through March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street®SPDR® Dow Jones® Global Real Estate ETF	$25	0.50%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.50%	[1]
Material Change Date	Mar. 31, 2026
AssetsNet	$ 1,134,779,194
Holdings Count | Holding	227
InvestmentCompanyPortfolioTurnover	3.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 3/31/2026

Total Net Assets$1,134,779,194 Number of Portfolio Holdings227 Portfolio Turnover Rate3%
Holdings [Text Block]

Top Ten Countries

Table Summary
Countries	%
United States	71.3%
Japan	8.0%
United Kingdom	3.4%
Singapore	2.7%
Australia	2.3%
France	1.9%
Switzerland	1.5%
Hong Kong	1.4%
Sweden	1.1%
Israel	0.8%

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holdings	%
Welltower, Inc. REIT	8.9%
Prologis, Inc. REIT	7.9%
Equinix, Inc. REIT	6.2%
Simon Property Group, Inc. REIT	3.9%
Digital Realty Trust, Inc. REIT	3.7%
Realty Income Corp. REIT	3.6%
Public Storage REIT	2.8%
Ventas, Inc. REIT	2.5%
Mitsui Fudosan Co. Ltd.	1.9%
Extra Space Storage, Inc. REIT	1.8%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended March 31, 2026. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective January 31, 2026, the Fund changed its name from the SPDR® Dow Jones® Global Real Estate ETF to the State Street® SPDR® Dow Jones® Global Real Estate ETF. These changes did not result in any changes to the Fund’s Investment Objectives, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Material Fund Change Name [Text Block]

Effective January 31, 2026, the Fund changed its name from the SPDR® Dow Jones® Global Real Estate ETF to the State Street® SPDR® Dow Jones® Global Real Estate ETF. These changes did not result in any changes to the Fund’s Investment Objectives, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund that occurred during the reporting period ended March 31, 2026. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

C000038339
Shareholder Report [Line Items]
Fund Name	State Street<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> SPDR<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Dow Jones<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> International Real Estate ETF
Trading Symbol	RWX
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street® SPDR® Dow Jones® International Real Estate ETF (the "Fund") for the period of October 1, 2025 through March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street®SPDR® Dow Jones® International Real Estate ETF	$29	0.60%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.60%	[2]
Material Change Date	Mar. 31, 2026
AssetsNet	$ 264,673,413
Holdings Count | Holding	125
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 3/31/2026

Total Net Assets$264,673,413 Number of Portfolio Holdings125 Portfolio Turnover Rate6%
Holdings [Text Block]

Top Ten Countries

Table Summary
Countries	%
Japan	28.6%
United Kingdom	12.0%
Singapore	9.5%
Australia	8.4%
France	6.6%
Switzerland	5.6%
Hong Kong	4.9%
Sweden	3.8%
Israel	3.0%
Belgium	2.8%

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holdings	%
Mitsui Fudosan Co. Ltd.	6.6%
Swiss Prime Site AG	3.1%
Unibail-Rodamco-Westfield REIT	3.1%
Link REIT	2.7%
Scentre Group REIT	2.7%
Segro PLC REIT	2.6%
CapitaLand Integrated Commercial Trust REIT	2.4%
PSP Swiss Property AG	2.1%
Klepierre SA REIT	1.9%
Hulic Co. Ltd.	1.8%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended March 31, 2026. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective January 31, 2026, the Fund changed its name from the SPDR® Dow Jones® International Real Estate ETF to the State Street® SPDR® Dow Jones® International Real Estate ETF. These changes did not result in any changes to the Fund’s Investment Objectives, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Material Fund Change Name [Text Block]

Effective January 31, 2026, the Fund changed its name from the SPDR® Dow Jones® International Real Estate ETF to the State Street® SPDR® Dow Jones® International Real Estate ETF. These changes did not result in any changes to the Fund’s Investment Objectives, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund that occurred during the reporting period ended March 31, 2026. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

C000017550
Shareholder Report [Line Items]
Fund Name	State Street<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> SPDR<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> EURO STOXX 50<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> ETF
Trading Symbol	FEZ
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street® SPDR® EURO STOXX 50® ETF (the "Fund") for the period of October 1, 2025 through March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street®SPDR® EURO STOXX 50® ETF	$14	0.29%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.29%	[3]
Material Change Date	Mar. 31, 2026
AssetsNet	$ 4,327,615,832
Holdings Count | Holding	53
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 3/31/2026

Total Net Assets$4,327,615,832 Number of Portfolio Holdings53 Portfolio Turnover Rate2%
Holdings [Text Block]

Top Countries

Table Summary
Countries	%
Germany	29.4%
France	27.6%
Netherlands	14.3%
Spain	10.5%
Italy	8.2%
United States	5.7%
Belgium	1.5%
Finland	1.3%
China	1.2%

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holdings	%
ASML Holding NV	9.8%
TotalEnergies SE	4.4%
Siemens AG	3.9%
SAP SE	3.8%
Banco Santander SA	3.5%
Allianz SE	3.4%
Schneider Electric SE	3.3%
Iberdrola SA	3.1%
LVMH Moet Hennessy Louis Vuitton SE	2.9%
Deutsche Telekom AG	2.8%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended March 31, 2026. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective January 31, 2026, the Fund changed its name from the SPDR® EURO STOXX 50® ETF to the State Street® SPDR® EURO STOXX 50® ETF. These changes did not result in any changes to the Fund’s Investment Objectives, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Material Fund Change Name [Text Block]

Effective January 31, 2026, the Fund changed its name from the SPDR® EURO STOXX 50® ETF to the State Street® SPDR® EURO STOXX 50® ETF. These changes did not result in any changes to the Fund’s Investment Objectives, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund that occurred during the reporting period ended March 31, 2026. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

C000149166
Shareholder Report [Line Items]
Fund Name	State Street<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> SPDR<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> MSCI ACWI Climate Paris Aligned ETF
Trading Symbol	NZAC
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street® SPDR® MSCI ACWI Climate Paris Aligned ETF (the "Fund") for the period of October 1, 2025 through March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street®SPDR® MSCI ACWI Climate Paris Aligned ETF	$6	0.13%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.13%	[4]
Material Change Date	Mar. 31, 2026
AssetsNet	$ 165,302,927
Holdings Count | Holding	679
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 3/31/2026

Total Net Assets$165,302,927 Number of Portfolio Holdings679 Portfolio Turnover Rate6%
Holdings [Text Block]

Top Ten Countries

Table Summary
Countries	%
United States	66.1%
Japan	3.8%
Canada	3.6%
China	2.8%
Taiwan	2.5%
United Kingdom	2.3%
Switzerland	1.9%
France	1.6%
Australia	1.2%
India	1.2%

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holdings	%
NVIDIA Corp.	5.7%
Apple, Inc.	4.6%
Microsoft Corp.	3.3%
Amazon.com, Inc.	2.3%
Alphabet, Inc., Class C	2.2%
Broadcom, Inc.	1.7%
Tesla, Inc.	1.6%
Alphabet, Inc., Class A	1.6%
Taiwan Semiconductor Manufacturing Co. Ltd.	1.6%
Meta Platforms, Inc., Class A	1.5%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended March 31, 2026. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective January 31, 2026, the Fund changed its name from the SPDR® MSCI ACWI Climate Paris Aligned ETF to the State Street® SPDR® MSCI ACWI Climate Paris Aligned ETF. These changes did not result in any changes to the Fund’s Investment Objectives, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Material Fund Change Name [Text Block]

Effective January 31, 2026, the Fund changed its name from the SPDR® MSCI ACWI Climate Paris Aligned ETF to the State Street® SPDR® MSCI ACWI Climate Paris Aligned ETF. These changes did not result in any changes to the Fund’s Investment Objectives, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund that occurred during the reporting period ended March 31, 2026. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

C000038341
Shareholder Report [Line Items]
Fund Name	State Street<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> SPDR<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> MSCI ACWI ex-US ETF
Trading Symbol	CWI
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street® SPDR® MSCI ACWI ex-US ETF (the "Fund") for the period of October 1, 2025 through March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street®SPDR® MSCI ACWI ex-US ETF	$15	0.30%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.30%	[5]
Material Change Date	Mar. 31, 2026
AssetsNet	$ 2,400,747,470
Holdings Count | Holding	1,121
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 3/31/2026

Total Net Assets$2,400,747,470 Number of Portfolio Holdings1,121 Portfolio Turnover Rate2%
Holdings [Text Block]

Top Ten Countries

Table Summary
Countries	%
Japan	14.2%
Canada	8.9%
China	7.0%
United Kingdom	6.9%
Taiwan	6.5%
United States	6.5%
France	5.5%
Germany	5.4%
Australia	4.9%
South Korea	4.5%

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holdings	%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	4.1%
Samsung Electronics Co. Ltd., GDR	1.7%
ASML Holding NV	1.6%
Tencent Holdings Ltd.	1.1%
Shell PLC	1.0%
HSBC Holdings PLC	0.9%
Novartis AG	0.9%
AstraZeneca PLC	0.9%
Roche Holding AG	0.9%
SK Hynix, Inc.	0.9%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended March 31, 2026. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective January 31, 2026, the Fund changed its name from the SPDR® MSCI ACWI ex-US ETF to the State Street® SPDR® MSCI ACWI ex-US ETF. These changes did not result in any changes to the Fund’s Investment Objectives, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Material Fund Change Name [Text Block]

Effective January 31, 2026, the Fund changed its name from the SPDR® MSCI ACWI ex-US ETF to the State Street® SPDR® MSCI ACWI ex-US ETF. These changes did not result in any changes to the Fund’s Investment Objectives, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund that occurred during the reporting period ended March 31, 2026. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

C000167041
Shareholder Report [Line Items]
Fund Name	State Street<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> SPDR<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> MSCI EAFE Fossil Fuel Reserves Free ETF
Trading Symbol	EFAX
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street® SPDR® MSCI EAFE Fossil Fuel Reserves Free ETF (the "Fund") for the period of October 1, 2025 through March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street®SPDR® MSCI EAFE Fossil Fuel Reserves Free ETF	$10	0.20%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.20%	[6]
Material Change Date	Mar. 31, 2026
AssetsNet	$ 457,692,188
Holdings Count | Holding	659
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 3/31/2026

Total Net Assets$457,692,188 Number of Portfolio Holdings659 Portfolio Turnover Rate2%
Holdings [Text Block]

Top Ten Countries

Table Summary
Countries	%
Japan	22.1%
United Kingdom	11.6%
Germany	9.6%
United States	8.7%
France	8.1%
Australia	6.3%
Switzerland	5.1%
Netherlands	5.1%
Spain	3.8%
Sweden	3.5%

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holdings	%
ASML Holding NV	2.7%
AstraZeneca PLC	1.6%
Novartis AG	1.6%
HSBC Holdings PLC	1.5%
Roche Holding AG	1.5%
Nestle SA	1.4%
Commonwealth Bank of Australia	1.0%
Toyota Motor Corp.	1.0%
Mitsubishi UFJ Financial Group, Inc.	1.0%
Siemens AG	1.0%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended March 31, 2026. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective January 31, 2026, the Fund changed its name from the SPDR® MSCI EAFE Fossil Fuel Reserves Free ETF to the State Street® SPDR® MSCI EAFE Fossil Fuel Reserves Free ETF. These changes did not result in any changes to the Fund’s Investment Objectives, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Material Fund Change Name [Text Block]

Effective January 31, 2026, the Fund changed its name from the SPDR® MSCI EAFE Fossil Fuel Reserves Free ETF to the State Street® SPDR® MSCI EAFE Fossil Fuel Reserves Free ETF. These changes did not result in any changes to the Fund’s Investment Objectives, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund that occurred during the reporting period ended March 31, 2026. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

C000141272
Shareholder Report [Line Items]
Fund Name	State Street<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> SPDR<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> MSCI EAFE StrategicFactors ETF
Trading Symbol	QEFA
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street® SPDR® MSCI EAFE StrategicFactors ETF (the "Fund") for the period of October 1, 2025 through March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street®SPDR® MSCI EAFE StrategicFactors ETF	$15	0.30%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.30%	[7]
Material Change Date	Mar. 31, 2026
AssetsNet	$ 1,003,660,944
Holdings Count | Holding	658
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 3/31/2026

Total Net Assets$1,003,660,944 Number of Portfolio Holdings658 Portfolio Turnover Rate6%
Holdings [Text Block]

Top Ten Countries

Table Summary
Countries	%
Japan	22.3%
United States	12.0%
United Kingdom	10.4%
France	7.3%
Germany	7.0%
Australia	6.4%
Switzerland	5.8%
Netherlands	4.7%
Italy	3.4%
Spain	3.3%

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holdings	%
Novartis AG	2.3%
ASML Holding NV	2.2%
AstraZeneca PLC	2.0%
Roche Holding AG	1.8%
Nestle SA	1.7%
Shell PLC	1.6%
TotalEnergies SE	1.3%
Unilever PLC	1.1%
Zurich Insurance Group AG	1.0%
GSK PLC	1.0%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended March 31, 2026. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective January 31, 2026, the Fund changed its name from the SPDR® MSCI EAFE StrategicFactors ETF to the State Street® SPDR® MSCI EAFE StrategicFactors ETF. These changes did not result in any changes to the Fund’s Investment Objectives, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Material Fund Change Name [Text Block]

Effective January 31, 2026, the Fund changed its name from the SPDR® MSCI EAFE StrategicFactors ETF to the State Street® SPDR® MSCI EAFE StrategicFactors ETF. These changes did not result in any changes to the Fund’s Investment Objectives, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund that occurred during the reporting period ended March 31, 2026. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

C000167042
Shareholder Report [Line Items]
Fund Name	State Street<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> SPDR<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> MSCI Emerging Markets Fossil Fuel Reserves Free ETF
Trading Symbol	EEMX
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street® SPDR® MSCI Emerging Markets Fossil Fuel Reserves Free ETF (the "Fund") for the period of October 1, 2025 through March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street®SPDR® MSCI Emerging Markets Fossil Fuel Reserves Free ETF	$16	0.31%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.31%	[8]
Material Change Date	Mar. 31, 2026
AssetsNet	$ 144,681,700
Holdings Count | Holding	1,043
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 3/31/2026

Total Net Assets$144,681,700 Number of Portfolio Holdings1,043 Portfolio Turnover Rate4%
Holdings [Text Block]

Top Ten Countries

Table Summary
Countries	%
China	25.1%
Taiwan	23.6%
South Korea	16.0%
India	11.5%
Brazil	4.4%
South Africa	3.2%
Saudi Arabia	2.8%
Mexico	2.3%
United Arab Emirates	1.4%
Malaysia	1.2%

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holdings	%
Taiwan Semiconductor Manufacturing Co. Ltd.	14.1%
Samsung Electronics Co. Ltd.	5.4%
Tencent Holdings Ltd.	4.1%
SK Hynix, Inc.	3.0%
Alibaba Group Holding Ltd.	2.5%
China Construction Bank Corp., Class H	1.1%
Delta Electronics, Inc.	0.9%
HDFC Bank Ltd.	0.9%
Hon Hai Precision Industry Co. Ltd.	0.8%
MediaTek, Inc.	0.8%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended March 31, 2026. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective January 31, 2026, the Fund changed its name from the SPDR® MSCI Emerging Markets Fossil Fuel Reserves Free ETF to the State Street® SPDR® MSCI Emerging Markets Fossil Fuel Reserves Free ETF. These changes did not result in any changes to the Fund’s Investment Objectives, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Material Fund Change Name [Text Block]

Effective January 31, 2026, the Fund changed its name from the SPDR® MSCI Emerging Markets Fossil Fuel Reserves Free ETF to the State Street® SPDR® MSCI Emerging Markets Fossil Fuel Reserves Free ETF. These changes did not result in any changes to the Fund’s Investment Objectives, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund that occurred during the reporting period ended March 31, 2026. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

C000141273
Shareholder Report [Line Items]
Fund Name	State Street<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> SPDR<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> MSCI Emerging Markets StrategicFactors ETF
Trading Symbol	QEMM
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street® SPDR® MSCI Emerging Markets StrategicFactors ETF (the "Fund") for the period of October 1, 2025 through March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street®SPDR® MSCI Emerging Markets StrategicFactors ETF	$17	0.33%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.33%	[9]
Material Change Date	Mar. 31, 2026
AssetsNet	$ 41,896,986
Holdings Count | Holding	828
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 3/31/2026

Total Net Assets$41,896,986 Number of Portfolio Holdings828 Portfolio Turnover Rate10%
Holdings [Text Block]

Top Ten Countries

Table Summary
Countries	%
China	23.2%
Taiwan	21.8%
India	14.8%
South Korea	10.3%
Brazil	5.5%
Saudi Arabia	5.0%
South Africa	3.0%
United Arab Emirates	2.3%
Mexico	1.9%
Malaysia	1.8%

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holdings	%
Taiwan Semiconductor Manufacturing Co. Ltd.	6.2%
Delta Electronics, Inc.	2.2%
Samsung Electronics Co. Ltd.	2.2%
MediaTek, Inc.	1.7%
China Construction Bank Corp., Class H	1.6%
PDD Holdings, Inc., ADR	1.5%
Saudi Arabian Oil Co.	1.3%
Industrial & Commercial Bank of China Ltd., Class H	1.2%
Bank of China Ltd., Class H	1.1%
Gold Fields Ltd.	1.0%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended March 31, 2026. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective January 31, 2026, the Fund changed its name from the SPDR® MSCI Emerging Markets StrategicFactors ETF to the State Street® SPDR® MSCI Emerging Markets StrategicFactors ETF. These changes did not result in any changes to the Fund’s Investment Objectives, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Material Fund Change Name [Text Block]

Effective January 31, 2026, the Fund changed its name from the SPDR® MSCI Emerging Markets StrategicFactors ETF to the State Street® SPDR® MSCI Emerging Markets StrategicFactors ETF. These changes did not result in any changes to the Fund’s Investment Objectives, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund that occurred during the reporting period ended March 31, 2026. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

C000141274
Shareholder Report [Line Items]
Fund Name	State Street<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> SPDR<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> MSCI World StrategicFactors ETF
Trading Symbol	QWLD
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street® SPDR® MSCI World StrategicFactors ETF (the "Fund") for the period of October 1, 2025 through March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street®SPDR® MSCI World StrategicFactors ETF	$16	0.31%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.31%	[10]
Material Change Date	Mar. 31, 2026
AssetsNet	$ 177,958,724
Holdings Count | Holding	1,284
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 3/31/2026

Total Net Assets$177,958,724 Number of Portfolio Holdings1,284 Portfolio Turnover Rate7%
Holdings [Text Block]

Top Ten Countries

Table Summary
Countries	%
United States	68.7%
Japan	8.1%
Canada	3.0%
United Kingdom	2.9%
France	2.3%
Germany	2.3%
Netherlands	2.0%
Australia	1.7%
Switzerland	1.6%
Spain	1.2%

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holdings	%
Apple, Inc.	2.2%
Microsoft Corp.	2.0%
NVIDIA Corp.	1.9%
Meta Platforms, Inc., Class A	1.9%
Johnson & Johnson	1.4%
Alphabet, Inc., Class A	1.2%
Visa, Inc., Class A	1.2%
Exxon Mobil Corp.	1.2%
Eli Lilly & Co.	1.2%
Alphabet, Inc., Class C	1.1%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended March 31, 2026. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective January 31, 2026, the Fund changed its name from the SPDR® MSCI World StrategicFactors ETF to the State Street® SPDR® MSCI World StrategicFactors ETF. These changes did not result in any changes to the Fund’s Investment Objectives, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Material Fund Change Name [Text Block]

Effective January 31, 2026, the Fund changed its name from the SPDR® MSCI World StrategicFactors ETF to the State Street® SPDR® MSCI World StrategicFactors ETF. These changes did not result in any changes to the Fund’s Investment Objectives, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund that occurred during the reporting period ended March 31, 2026. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

C000038337
Shareholder Report [Line Items]
Fund Name	State Street<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> SPDR<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Portfolio Developed World ex-US ETF
Trading Symbol	SPDW
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street® SPDR® Portfolio Developed World ex-US ETF (the "Fund") for the period of October 1, 2025 through March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street®SPDR® Portfolio Developed World ex-US ETF	$2	0.03%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.03%	[11]
Material Change Date	Mar. 31, 2026
AssetsNet	$ 35,650,101,569
Holdings Count | Holding	2,426
InvestmentCompanyPortfolioTurnover	1.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 3/31/2026

Total Net Assets$35,650,101,569 Number of Portfolio Holdings2,426 Portfolio Turnover Rate1%
Holdings [Text Block]

Top Ten Countries

Table Summary
Countries	%
Japan	21.2%
Canada	10.4%
United Kingdom	8.7%
United States	7.2%
South Korea	6.6%
Germany	6.5%
France	6.4%
Australia	6.3%
Switzerland	3.7%
Netherlands	3.3%

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holdings	%
Samsung Electronics Co. Ltd., GDR	1.9%
ASML Holding NV	1.7%
AstraZeneca PLC	1.0%
Novartis AG	1.0%
SK Hynix, Inc.	1.0%
HSBC Holdings PLC	0.9%
Shell PLC	0.9%
Roche Holding AG	0.9%
Nestle SA	0.9%
Toyota Motor Corp.	0.8%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended March 31, 2026. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective January 31, 2026, the Fund changed its name from the SPDR® Portfolio Developed World ex-US ETF to the State Street® SPDR® Portfolio Developed World ex-US ETF. These changes did not result in any changes to the Fund’s Investment Objectives, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Material Fund Change Name [Text Block]

Effective January 31, 2026, the Fund changed its name from the SPDR® Portfolio Developed World ex-US ETF to the State Street® SPDR® Portfolio Developed World ex-US ETF. These changes did not result in any changes to the Fund’s Investment Objectives, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund that occurred during the reporting period ended March 31, 2026. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

C000038347
Shareholder Report [Line Items]
Fund Name	State Street<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> SPDR<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Portfolio Emerging Markets ETF
Trading Symbol	SPEM
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street® SPDR® Portfolio Emerging Markets ETF (the "Fund") for the period of October 1, 2025 through March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street®SPDR® Portfolio Emerging Markets ETF	$3	0.07%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.07%	[12]
Material Change Date	Mar. 31, 2026
AssetsNet	$ 15,666,266,714
Holdings Count | Holding	3,008
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 3/31/2026

Total Net Assets$15,666,266,714 Number of Portfolio Holdings3,008 Portfolio Turnover Rate2%
Holdings [Text Block]

Top Ten Countries

Table Summary
Countries	%
China	30.7%
Taiwan	25.0%
India	16.0%
Brazil	5.4%
Saudi Arabia	3.4%
South Africa	3.3%
Mexico	2.5%
Thailand	1.9%
Malaysia	1.8%
United Arab Emirates	1.6%

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holdings	%
Taiwan Semiconductor Manufacturing Co. Ltd.	12.0%
Tencent Holdings Ltd.	3.5%
Alibaba Group Holding Ltd.	2.6%
Reliance Industries Ltd., GDR	1.0%
China Construction Bank Corp., Class H	0.9%
Delta Electronics, Inc.	0.9%
HDFC Bank Ltd.	0.8%
MediaTek, Inc.	0.8%
Hon Hai Precision Industry Co. Ltd.	0.8%
ICICI Bank Ltd., ADR	0.7%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended March 31, 2026. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective January 31, 2026, the Fund changed its name from the SPDR® Portfolio Emerging Markets ETF to the State Street® SPDR® Portfolio Emerging Markets ETF. These changes did not result in any changes to the Fund’s Investment Objectives, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Material Fund Change Name [Text Block]

Effective January 31, 2026, the Fund changed its name from the SPDR® Portfolio Emerging Markets ETF to the State Street® SPDR® Portfolio Emerging Markets ETF. These changes did not result in any changes to the Fund’s Investment Objectives, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund that occurred during the reporting period ended March 31, 2026. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

C000017549
Shareholder Report [Line Items]
Fund Name	State Street<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> SPDR<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Portfolio Europe ETF
Trading Symbol	SPEU
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street® SPDR® Portfolio Europe ETF (the "Fund") for the period of October 1, 2025 through March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street®SPDR® Portfolio Europe ETF	$4	0.08%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.08%	[13]
Material Change Date	Mar. 31, 2026
AssetsNet	$ 670,977,536
Holdings Count | Holding	1,729
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 3/31/2026

Total Net Assets$670,977,536 Number of Portfolio Holdings1,729 Portfolio Turnover Rate2%
Holdings [Text Block]

Top Ten Countries

Table Summary
Countries	%
United Kingdom	16.8%
France	13.0%
United States	13.0%
Germany	12.9%
Switzerland	7.3%
Netherlands	6.6%
Sweden	5.8%
Spain	5.3%
Italy	5.2%
Denmark	2.5%

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holdings	%
ASML Holding NV	3.3%
AstraZeneca PLC	2.0%
Novartis AG	1.9%
HSBC Holdings PLC	1.8%
Roche Holding AG	1.8%
Nestle SA	1.7%
TotalEnergies SE	1.4%
Siemens AG	1.2%
SAP SE	1.2%
Banco Santander SA	1.1%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended March 31, 2026. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective January 31, 2026, the Fund changed its name from the SPDR® Portfolio Europe ETF to the State Street® SPDR® Portfolio Europe ETF. These changes did not result in any changes to the Fund’s Investment Objectives, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Material Fund Change Name [Text Block]

Effective January 31, 2026, the Fund changed its name from the SPDR® Portfolio Europe ETF to the State Street® SPDR® Portfolio Europe ETF. These changes did not result in any changes to the Fund’s Investment Objectives, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund that occurred during the reporting period ended March 31, 2026. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

C000110424
Shareholder Report [Line Items]
Fund Name	State Street<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> SPDR<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Portfolio MSCI Global Stock Market ETF
Trading Symbol	SPGM
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street® SPDR® Portfolio MSCI Global Stock Market ETF (the "Fund") for the period of October 1, 2025 through March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street®SPDR® Portfolio MSCI Global Stock Market ETF	$5	0.09%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.09%	[14]
Material Change Date	Mar. 31, 2026
AssetsNet	$ 1,418,882,550
Holdings Count | Holding	2,945
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 3/31/2026

Total Net Assets$1,418,882,550 Number of Portfolio Holdings2,945 Portfolio Turnover Rate2%
Holdings [Text Block]

Top Ten Countries

Table Summary
Countries	%
United States	63.6%
Japan	5.7%
Canada	3.2%
China	2.7%
United Kingdom	2.6%
Taiwan	2.5%
Germany	2.0%
Australia	1.9%
South Korea	1.8%
France	1.8%

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holdings	%
NVIDIA Corp.	4.2%
Apple, Inc.	3.7%
Microsoft Corp.	2.6%
Amazon.com, Inc.	1.9%
Alphabet, Inc., Class A	1.5%
Alphabet, Inc., Class C	1.5%
Broadcom, Inc.	1.4%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	1.4%
Meta Platforms, Inc., Class A	1.3%
Tesla, Inc.	1.0%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended March 31, 2026. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective January 31, 2026, the Fund changed its name from the SPDR® Portfolio MSCI Global Stock Market ETF to the State Street® SPDR® Portfolio MSCI Global Stock Market ETF. These changes did not result in any changes to the Fund’s Investment Objectives, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Material Fund Change Name [Text Block]

Effective January 31, 2026, the Fund changed its name from the SPDR® Portfolio MSCI Global Stock Market ETF to the State Street® SPDR® Portfolio MSCI Global Stock Market ETF. These changes did not result in any changes to the Fund’s Investment Objectives, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund that occurred during the reporting period ended March 31, 2026. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

C000038346
Shareholder Report [Line Items]
Fund Name	State Street<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> SPDR<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> S&P<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> China ETF
Trading Symbol	GXC
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street® SPDR® S&P® China ETF (the "Fund") for the period of October 1, 2025 through March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street®SPDR® S&P® China ETF	$28	0.59%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.59%	[15]
Material Change Date	Mar. 31, 2026
AssetsNet	$ 476,651,069
Holdings Count | Holding	1,263
InvestmentCompanyPortfolioTurnover	1.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 3/31/2026

Total Net Assets$476,651,069 Number of Portfolio Holdings1,263 Portfolio Turnover Rate1%
Holdings [Text Block]

Top Ten Industries

Table Summary
Industries	%
Banks	13.2%
Interactive Media & Services	12.6%
Broadline Retail	11.9%
Metals & Mining	4.3%
Automobiles	3.8%
Insurance	3.7%
Hotels, Restaurants & Leisure	3.7%
Oil, Gas & Consumable Fuels	3.1%
Electronic Equipment, Instruments & Components	3.0%
Biotechnology	2.5%

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holdings	%
Tencent Holdings Ltd.	10.7%
Alibaba Group Holding Ltd.	8.2%
China Construction Bank Corp., Class H	3.1%
PDD Holdings, Inc., ADR	2.3%
Xiaomi Corp., Class B	2.0%
Industrial & Commercial Bank of China Ltd., Class H	1.9%
Meituan, Class B	1.7%
Bank of China Ltd., Class H	1.5%
BYD Co. Ltd., Class H	1.4%
Ping An Insurance Group Co. of China Ltd., Class H	1.4%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended March 31, 2026. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective January 31, 2026, the Fund changed its name from the SPDR® S&P® China ETF to the State Street® SPDR® S&P® China ETF. These changes did not result in any changes to the Fund’s Investment Objectives, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Material Fund Change Name [Text Block]

Effective January 31, 2026, the Fund changed its name from the SPDR® S&P® China ETF to the State Street® SPDR® S&P® China ETF. These changes did not result in any changes to the Fund’s Investment Objectives, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund that occurred during the reporting period ended March 31, 2026. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

C000038345
Shareholder Report [Line Items]
Fund Name	State Street<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> SPDR<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> S&P<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Emerging Asia Pacific ETF
Trading Symbol	GMF
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street® SPDR® S&P® Emerging Asia Pacific ETF (the "Fund") for the period of October 1, 2025 through March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street®SPDR® S&P® Emerging Asia Pacific ETF	$24	0.49%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.49%	[16]
Material Change Date	Mar. 31, 2026
AssetsNet	$ 346,288,178
Holdings Count | Holding	1,279
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 3/31/2026

Total Net Assets$346,288,178 Number of Portfolio Holdings1,279 Portfolio Turnover Rate2%
Holdings [Text Block]

Top Ten Countries

Table Summary
Countries	%
China	39.4%
Taiwan	32.8%
India	20.7%
Malaysia	2.9%
Thailand	2.2%
Indonesia	1.6%
Philippines	0.6%
Hong Kong	0.2%
United States	0.2%
Iraq	0.0%Footnote Reference*
Footnote	Description
Footnote*	Less than 0.05%.

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holdings	%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	10.9%
Tencent Holdings Ltd.	4.4%
Taiwan Semiconductor Manufacturing Co. Ltd.	4.0%
Alibaba Group Holding Ltd.	3.3%
China Construction Bank Corp., Class H	1.3%
Reliance Industries Ltd., GDR	1.2%
MediaTek, Inc.	1.1%
Hon Hai Precision Industry Co. Ltd.	1.1%
HDFC Bank Ltd.	1.1%
Delta Electronics, Inc.	1.0%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended March 31, 2026. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective January 31, 2026, the Fund changed its name from the SPDR® S&P® Emerging Asia Pacific ETF to the State Street® SPDR® S&P® Emerging Asia Pacific ETF. These changes did not result in any changes to the Fund’s Investment Objectives, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Material Fund Change Name [Text Block]

Effective January 31, 2026, the Fund changed its name from the SPDR® S&P® Emerging Asia Pacific ETF to the State Street® SPDR® S&P® Emerging Asia Pacific ETF. These changes did not result in any changes to the Fund’s Investment Objectives, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund that occurred during the reporting period ended March 31, 2026. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

C000096745
Shareholder Report [Line Items]
Fund Name	State Street<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> SPDR<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> S&P<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Emerging Markets Dividend ETF
Trading Symbol	EDIV
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street® SPDR® S&P® Emerging Markets Dividend ETF (the "Fund") for the period of October 1, 2025 through March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street®SPDR® S&P® Emerging Markets Dividend ETF	$25	0.49%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.49%	[17]
Material Change Date	Mar. 31, 2026
AssetsNet	$ 1,137,646,262
Holdings Count | Holding	111
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 3/31/2026

Total Net Assets$1,137,646,262 Number of Portfolio Holdings111 Portfolio Turnover Rate18%
Holdings [Text Block]

Top Ten Countries

Table Summary
Countries	%
Taiwan	23.7%
Thailand	13.2%
Malaysia	12.2%
South Africa	8.6%
Brazil	7.6%
China	7.1%
Saudi Arabia	4.6%
United Arab Emirates	4.3%
Mexico	4.0%
Qatar	2.3%

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holdings	%
Ambev SA	3.4%
Banco Bradesco SA	2.4%
Sino-American Silicon Products, Inc.	2.2%
Saudi Telecom Co.	2.1%
Sinbon Electronics Co. Ltd.	2.1%
China Railway Group Ltd., Class H	1.9%
PTT PCL NVDR	1.9%
Arca Continental SAB de CV	1.9%
Abu Dhabi National Oil Co. for Distribution PJSC	1.9%
Nedbank Group Ltd.	1.9%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended March 31, 2026. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective January 31, 2026, the Fund changed its name from the SPDR® S&P® Emerging Markets Dividend ETF to the State Street® SPDR® S&P® Emerging Markets Dividend ETF. These changes did not result in any changes to the Fund’s Investment Objectives, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Material Fund Change Name [Text Block]

Effective January 31, 2026, the Fund changed its name from the SPDR® S&P® Emerging Markets Dividend ETF to the State Street® SPDR® S&P® Emerging Markets Dividend ETF. These changes did not result in any changes to the Fund’s Investment Objectives, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund that occurred during the reporting period ended March 31, 2026. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

C000253543
Shareholder Report [Line Items]
Fund Name	State Street<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> SPDR<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> S&P<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Emerging Markets ex-China ETF
Trading Symbol	XCNY
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street® SPDR® S&P® Emerging Markets ex-China ETF (the "Fund") for the period of October 1, 2025 through March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street®SPDR® S&P® Emerging Markets ex-China ETF	$8	0.15%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.15%	[18]
Material Change Date	Mar. 31, 2026
AssetsNet	$ 8,341,624
Holdings Count | Holding	1,219
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 3/31/2026

Total Net Assets$8,341,624 Number of Portfolio Holdings1,219 Portfolio Turnover Rate4%
Holdings [Text Block]

Top Ten Countries

Table Summary
Countries	%
Taiwan	36.6%
India	22.7%
Brazil	7.5%
South Africa	5.1%
Saudi Arabia	4.7%
Mexico	3.6%
Malaysia	2.8%
Thailand	2.3%
United Arab Emirates	2.2%
Indonesia	1.9%

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holdings	%
Taiwan Semiconductor Manufacturing Co. Ltd.	17.2%
Delta Electronics, Inc.	1.6%
Reliance Industries Ltd.	1.3%
HDFC Bank Ltd.	1.1%
Accton Technology Corp.	1.1%
MediaTek, Inc.	1.1%
Hon Hai Precision Industry Co. Ltd.	1.0%
ICICI Bank Ltd.	0.9%
Al Rajhi Bank	0.7%
Vale SA	0.7%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended March 31, 2026. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective January 31, 2026, the Fund changed its name from the SPDR® S&P® Emerging Markets ex-China ETF to the State Street® SPDR® S&P® Emerging Markets ex-China ETF. These changes did not result in any changes to the Fund’s Investment Objectives, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Material Fund Change Name [Text Block]

Effective January 31, 2026, the Fund changed its name from the SPDR® S&P® Emerging Markets ex-China ETF to the State Street® SPDR® S&P® Emerging Markets ex-China ETF. These changes did not result in any changes to the Fund’s Investment Objectives, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund that occurred during the reporting period ended March 31, 2026. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

C000060582
Shareholder Report [Line Items]
Fund Name	State Street<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> SPDR<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> S&P<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Emerging Markets Small Cap ETF
Trading Symbol	EWX
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street® SPDR® S&P® Emerging Markets Small Cap ETF (the "Fund") for the period of October 1, 2025 through March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street®SPDR® S&P® Emerging Markets Small Cap ETF	$32	0.65%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.65%	[19]
Material Change Date	Mar. 31, 2026
AssetsNet	$ 683,600,346
Holdings Count | Holding	3,424
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 3/31/2026

Total Net Assets$683,600,346 Number of Portfolio Holdings3,424 Portfolio Turnover Rate10%
Holdings [Text Block]

Top Ten Countries

Table Summary
Countries	%
Taiwan	28.9%
China	22.8%
India	15.2%
South Africa	3.9%
Malaysia	3.9%
Saudi Arabia	3.8%
Brazil	3.8%
Turkey	3.7%
Thailand	2.8%
Indonesia	2.2%

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holdings	%
WinWay Technology Co. Ltd.	0.6%
Macronix International Co. Ltd.	0.6%
Win Semiconductors Corp.	0.4%
LandMark Optoelectronics Corp.	0.4%
Pan African Resources PLC	0.3%
Kinsus Interconnect Technology Corp.	0.3%
ADATA Technology Co. Ltd.	0.3%
Structure Therapeutics, Inc., ADR	0.3%
Lingbao Gold Group Co. Ltd., Class H	0.2%
Universal Microwave Technology, Inc.	0.2%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended March 31, 2026. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective January 31, 2026, the Fund changed its name from the S&P® Emerging Markets Small Cap ETF to the State Street® SPDR® S&P® Emerging Markets Small Cap ETF. These changes did not result in any changes to the Fund’s Investment Objectives, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Material Fund Change Name [Text Block]

Effective January 31, 2026, the Fund changed its name from the S&P® Emerging Markets Small Cap ETF to the State Street® SPDR® S&P® Emerging Markets Small Cap ETF. These changes did not result in any changes to the Fund’s Investment Objectives, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund that occurred during the reporting period ended March 31, 2026. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

C000126352
Shareholder Report [Line Items]
Fund Name	State Street<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> SPDR<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> S&P<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Global Dividend ETF
Trading Symbol	WDIV
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street® SPDR® S&P® Global Dividend ETF (the "Fund") for the period of October 1, 2025 through March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street®SPDR® S&P® Global Dividend ETF	$21	0.41%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.41%	[20]
Material Change Date	Mar. 31, 2026
AssetsNet	$ 245,747,346
Holdings Count | Holding	101
InvestmentCompanyPortfolioTurnover	44.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 3/31/2026

Total Net Assets$245,747,346 Number of Portfolio Holdings101 Portfolio Turnover Rate44%
Holdings [Text Block]

Top Ten Countries

Table Summary
Countries	%
United States	27.4%
Canada	12.8%
China	8.4%
Japan	7.4%
United Kingdom	7.2%
Switzerland	6.8%
Hong Kong	5.3%
Italy	3.9%
South Korea	3.4%
Finland	2.2%

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holdings	%
TELUS Corp.	1.8%
Verizon Communications, Inc.	1.8%
Altria Group, Inc.	1.6%
Getty Realty Corp. REIT	1.6%
Legal & General Group PLC	1.5%
Pfizer, Inc.	1.5%
APA Group Stapled Security	1.5%
Edison International	1.4%
Elisa OYJ	1.4%
Bank of Communications Co. Ltd., Class H	1.4%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended March 31, 2026. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective January 31, 2026, the Fund changed its name from the SPDR® S&P® Global Dividend ETF to the State Street® SPDR® S&P® Global Dividend ETF. These changes did not result in any changes to the Fund’s Investment Objectives, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Material Fund Change Name [Text Block]

Effective January 31, 2026, the Fund changed its name from the SPDR® S&P® Global Dividend ETF to the State Street® SPDR® S&P® Global Dividend ETF. These changes did not result in any changes to the Fund’s Investment Objectives, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund that occurred during the reporting period ended March 31, 2026. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

C000038340
Shareholder Report [Line Items]
Fund Name	State Street<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> SPDR<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> S&P<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Global Infrastructure ETF
Trading Symbol	GII
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street® SPDR® S&P® Global Infrastructure ETF (the "Fund") for the period of October 1, 2025 through March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street®SPDR® S&P® Global Infrastructure ETF	$21	0.40%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.40%	[21]
Material Change Date	Mar. 31, 2026
AssetsNet	$ 857,249,170
Holdings Count | Holding	81
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 3/31/2026

Total Net Assets$857,249,170 Number of Portfolio Holdings81 Portfolio Turnover Rate6%
Holdings [Text Block]

Top Ten Countries

Table Summary
Countries	%
United States	37.3%
Australia	8.8%
Spain	8.8%
Canada	7.9%
Mexico	7.5%
France	6.2%
China	4.3%
Germany	3.5%
United Kingdom	3.4%
New Zealand	2.9%

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holdings	%
NextEra Energy, Inc.	5.1%
Aena SME SA	4.9%
Transurban Group	4.9%
Enbridge, Inc.	4.0%
Iberdrola SA	3.8%
Grupo Aeroportuario del Pacifico SAB de CV, ADR	3.8%
Williams Cos., Inc.	3.0%
Auckland International Airport Ltd.	2.9%
Southern Co.	2.9%
Duke Energy Corp.	2.7%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended March 31, 2026. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective January 31, 2026, the Fund changed its name from the SPDR® S&P® Global Infrastructure ETF to the State Street® SPDR® S&P® Global Infrastructure ETF. These changes did not result in any changes to the Fund’s Investment Objectives, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Material Fund Change Name [Text Block]

Effective January 31, 2026, the Fund changed its name from the SPDR® S&P® Global Infrastructure ETF to the State Street® SPDR® S&P® Global Infrastructure ETF. These changes did not result in any changes to the Fund’s Investment Objectives, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund that occurred during the reporting period ended March 31, 2026. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

C000092104
Shareholder Report [Line Items]
Fund Name	State Street<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> SPDR<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> S&P<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Global Natural Resources ETF
Trading Symbol	GNR
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street® SPDR® S&P® Global Natural Resources ETF (the "Fund") for the period of October 1, 2025 through March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street®SPDR® S&P® Global Natural Resources ETF	$23	0.40%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.40%	[22]
Material Change Date	Mar. 31, 2026
AssetsNet	$ 4,882,697,503
Holdings Count | Holding	103
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 3/31/2026

Total Net Assets$4,882,697,503 Number of Portfolio Holdings103 Portfolio Turnover Rate8%
Holdings [Text Block]

Top Ten Countries

Table Summary
Countries	%
United States	41.9%
Canada	17.7%
Australia	9.3%
Brazil	6.3%
Finland	4.1%
France	3.7%
China	2.3%
South Africa	2.0%
India	1.9%
Japan	1.3%

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holdings	%
Exxon Mobil Corp.	5.5%
Shell PLC	5.3%
Nutrien Ltd.	4.6%
BHP Group Ltd.	4.0%
TotalEnergies SE	3.7%
Chevron Corp.	3.0%
UPM-Kymmene OYJ	2.9%
Newmont Corp.	2.7%
Corteva, Inc.	2.6%
BP PLC	2.4%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended March 31, 2026. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective January 31, 2026, the Fund changed its name from the SPDR® S&P® Global Natural Resources ETF to the State Street® SPDR® S&P® Global Natural Resources ETF. These changes did not result in any changes to the Fund’s Investment Objectives, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Material Fund Change Name [Text Block]

Effective January 31, 2026, the Fund changed its name from the SPDR® S&P® Global Natural Resources ETF to the State Street® SPDR® S&P® Global Natural Resources ETF. These changes did not result in any changes to the Fund’s Investment Objectives, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund that occurred during the reporting period ended March 31, 2026. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

C000057694
Shareholder Report [Line Items]
Fund Name	State Street<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> SPDR<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> S&P<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> International Dividend ETF
Trading Symbol	DWX
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street® SPDR® S&P® International Dividend ETF (the "Fund") for the period of October 1, 2025 through March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street®SPDR® S&P® International Dividend ETF	$23	0.45%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.45%	[23]
Material Change Date	Mar. 31, 2026
AssetsNet	$ 493,394,325
Holdings Count | Holding	105
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 3/31/2026

Total Net Assets$493,394,325 Number of Portfolio Holdings105 Portfolio Turnover Rate14%
Holdings [Text Block]

Top Ten Countries

Table Summary
Countries	%
Japan	24.0%
France	11.3%
United Kingdom	8.1%
Canada	7.3%
Australia	7.3%
Switzerland	4.3%
United States	4.2%
Taiwan	3.8%
Italy	3.3%
South Africa	3.3%

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holdings	%
TotalEnergies SE	3.1%
Evonik Industries AG	2.2%
Orange SA	2.0%
Pembina Pipeline Corp.	1.8%
Snam SpA	1.8%
Koninklijke KPN NV	1.8%
Ambev SA	1.7%
Veolia Environnement SA	1.6%
Sanofi SA	1.6%
Nedbank Group Ltd.	1.6%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended March 31, 2026. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective January 31, 2026, the Fund changed its name from the SPDR® S&P® International Dividend ETF to the State Street® SPDR® S&P® International Dividend ETF. These changes did not result in any changes to the Fund’s Investment Objectives, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Material Fund Change Name [Text Block]

Effective January 31, 2026, the Fund changed its name from the SPDR® S&P® International Dividend ETF to the State Street® SPDR® S&P® International Dividend ETF. These changes did not result in any changes to the Fund’s Investment Objectives, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund that occurred during the reporting period ended March 31, 2026. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

C000038338
Shareholder Report [Line Items]
Fund Name	State Street<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> SPDR<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> S&P<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> International Small Cap ETF
Trading Symbol	GWX
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street® SPDR® S&P® International Small Cap ETF (the "Fund") for the period of October 1, 2025 through March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street®SPDR® S&P® International Small Cap ETF	$20	0.40%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.40%	[24]
Material Change Date	Mar. 31, 2026
AssetsNet	$ 811,521,514
Holdings Count | Holding	2,059
InvestmentCompanyPortfolioTurnover	3.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 3/31/2026

Total Net Assets$811,521,514 Number of Portfolio Holdings2,059 Portfolio Turnover Rate3%
Holdings [Text Block]

Top Ten Countries

Table Summary
Countries	%
Japan	36.2%
South Korea	11.9%
Canada	10.1%
Australia	8.0%
United Kingdom	6.0%
Sweden	4.5%
Israel	3.4%
Germany	2.8%
Norway	1.7%
United States	1.5%

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holdings	%
Meiko Electronics Co. Ltd.	0.3%
Tamarack Valley Energy Ltd.	0.3%
Kanematsu Corp.	0.3%
Mega Or Holdings Ltd. REIT	0.3%
Centerra Gold, Inc.	0.3%
Sprott, Inc.	0.3%
Nitto Boseki Co. Ltd.	0.3%
Kitron ASA	0.2%
Westgold Resources Ltd.	0.2%
Insignia Financial Ltd.	0.2%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended March 31, 2026. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective January 31, 2026, the Fund changed its name from the SPDR® S&P® International Small Cap ETF to the State Street® SPDR® S&P® International Small Cap ETF. These changes did not result in any changes to the Fund’s Investment Objectives, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Material Fund Change Name [Text Block]

Effective January 31, 2026, the Fund changed its name from the SPDR® S&P® International Small Cap ETF to the State Street® SPDR® S&P® International Small Cap ETF. These changes did not result in any changes to the Fund’s Investment Objectives, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund that occurred during the reporting period ended March 31, 2026. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

C000163789
Shareholder Report [Line Items]
Fund Name	State Street<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> SPDR<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> S&P<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> North American Natural Resources ETF
Trading Symbol	NANR
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street® SPDR® S&P® North American Natural Resources ETF (the "Fund") for the period of October 1, 2025 through March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street®SPDR® S&P® North American Natural Resources ETF	$20	0.35%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.35%	[25]
Material Change Date	Mar. 31, 2026
AssetsNet	$ 812,254,634
Holdings Count | Holding	207
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 3/31/2026

Total Net Assets$812,254,634 Number of Portfolio Holdings207 Portfolio Turnover Rate15%
Holdings [Text Block]

Top Ten Countries

Table Summary
Countries	%
United States	67.9%
Canada	25.6%
Brazil	2.2%
Australia	1.8%
Chile	0.6%
Zambia	0.6%
United Kingdom	0.5%
Burkina Faso	0.4%
Turkey	0.2%
Congo, the Republic of	0.2%

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holdings	%
Exxon Mobil Corp.	9.9%
Chevron Corp.	6.8%
Newmont Corp.	4.3%
Agnico Eagle Mines Ltd.	3.7%
Corteva, Inc.	3.3%
Freeport-McMoRan, Inc.	3.0%
ConocoPhillips	2.8%
Barrick Mining Corp.	2.5%
Wheaton Precious Metals Corp.	2.1%
Nutrien Ltd.	2.1%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended March 31, 2026. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective January 31, 2026, the Fund changed its name from the SPDR® S&P® North American Natural Resources ETF to the State Street® SPDR® S&P® North American Natural Resources ETF. These changes did not result in any changes to the Fund’s Investment Objectives, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Material Fund Change Name [Text Block]

Effective January 31, 2026, the Fund changed its name from the SPDR® S&P® North American Natural Resources ETF to the State Street® SPDR® S&P® North American Natural Resources ETF. These changes did not result in any changes to the Fund’s Investment Objectives, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund that occurred during the reporting period ended March 31, 2026. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

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